SUPPLEMENTAL INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from (used in) operating activities [abstract]
Trade receivables and other current assets	$ (138)	$ 535	$ (270)
Accounts payable and accrued liabilities	18	(51)	175
Other assets and liabilities	(144)	(79)	(8)
Increase (decrease) in working capital	$ 264	$ (405)	$ 103